Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Schedule of Short-Term Investment	Short-term investments consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Variable rate financial instruments	70,542	142,084
Total	70,542	142,084